Document and Entity Information	0 Months Ended
Jul. 08, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul. 08, 2013
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jul. 08, 2013
Document Effective Date	Jul. 08, 2013
Prospectus Date	Apr. 01, 2013
Retail Classes Prospectus | AllianzGI Retirement Income Fund | A
Risk/Return:
Trading Symbol	AGRAX
Retail Classes Prospectus | AllianzGI Retirement Income Fund | C
Risk/Return:
Trading Symbol	ARTCX
Retail Classes Prospectus | AllianzGI Retirement Income Fund | R
Risk/Return:
Trading Symbol	ASRRX
Institutional Classes Prospectus | AllianzGI Retirement Income Fund | P
Risk/Return:
Trading Symbol	AGRPX
Institutional Classes Prospectus | AllianzGI Retirement Income Fund | D
Risk/Return:
Trading Symbol	ARTDX
Institutional Classes Prospectus | AllianzGI Retirement Income Fund | R6
Risk/Return:
Trading Symbol	AVRIX
Institutional Classes Prospectus | AllianzGI Retirement Income Fund | Administrative
Risk/Return:
Trading Symbol	ARAMX